Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of consolidation

The consolidated financial statements, prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”), include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries. All significant intercompany balances, transactions and cash flows are eliminated on consolidation.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The functional currency of the Company is United States Dollar. The functional currency of the subsidiaries other than the subsidiaries in the PRC and the Thailand is Hong Kong dollar. The subsidiaries in the PRC and Thailand have their local currency, Renminbi, Thai Baht as their functional currencies.

In the individual financial statements of the consolidated entities, foreign currency transactions are translated into the functional currency of the individual entity using the exchange rates prevailing at the dates of the transactions. At the reporting date, monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates ruling at the reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the reporting date retranslation of monetary assets and liabilities are recognized in the consolidated statement of income. Aggregate net foreign currency transaction gain (loss) were (HK$8,206), (HK$5,223) and HK$5,112 for the years ended December 31, 2013, 2014 and 2015, respectively.

Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined and are reported as part of the fair value gain or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

In the consolidated financial statements, all individual financial statements originally presented in a currency different from the Company’s reporting currency have been converted into Hong Kong dollars. Assets and liabilities have been translated into Hong Kong dollars at the closing rates at the reporting date. Income and expenses have been converted into the Hong Kong dollars at the exchange rates ruling at the transaction dates, or at the average rates over the reporting period provided that the exchange rates do not fluctuate significantly. Any differences arising from this procedure have been recognized in other comprehensive income and accumulated separately in the shareholders’ equity.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of consolidated financial statements in conformity with the US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates relate to allowances for doubtful accounts, inventory valuation, useful lives of property, plant and equipment, valuation allowance for deferred tax assets and contingencies. Actual results could differ from those estimates made by management.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents include cash at bank and in hand and demand deposits with banks with original maturities of three months or less that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value.

Receivables, Policy [Policy Text Block]
Trade receivables

Trade receivables are stated at the amount management expects to collect from balances outstanding at reporting period end. Based on management’s assessment of the credit history with customers having outstanding balances and current relationships with them, it has concluded that realization losses on balances outstanding at reporting period end will be immaterial.

Premiums Receivable, Allowance for Doubtful Accounts, Estimation Methodology, Policy [Policy Text Block]
Allowance for doubtful account

The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: ongoing credit evaluations of its customers’ financial condition, an analysis of amounts current and past due along with relevant history and facts particular to the customer. Trade receivables are written off if reasonable collection efforts are not successful.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of cost or market. Cost is determined on using the first-in first-out method. Work-in-progress and finished goods comprises of raw materials, direct labour and overhead associated with the manufacturing process. Write down of potentially obsolete or slow-moving inventory are recorded based on management’s analysis of inventory levels.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, plant and equipment

Property, plant and equipment, other than construction in progress, are stated at acquisition cost less accumulated depreciation and impairment losses. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Depreciation is provided to write off the cost less their residual values over their estimated useful lives, using the straight-line method, at the following rates per annum:

Buildings	4%
Plant and machineries	20%-33.33%
Furniture, fixtures and equipment	20%-33.33%
Leasehold improvements	20%-33.33%
Computer equipment	33.33%-50%
Motor vehicles	20%

The assets’ estimated residual values, depreciation methods and estimated useful lives are reviewed, and adjusted if appropriate, at each reporting date.

Construction in progress represents assets in the course of construction for production or for its own use purpose. It is stated at cost less any impairment loss and is not depreciated. Cost includes direct costs incurred during the periods on construction, installation and testing plus interest charges arising from borrowings used to finance these assets during the construction period, if any. Construction in progress is reclassified to the appropriate category of property, plant and equipment and depreciation commences when the construction work is completed and the asset is ready for use.

The gain or loss arising on retirement or disposal is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the consolidated statement of income.

All other costs, such as repairs and maintenance are charged to the operations during the financial period in which they are incurred.

Land Use Rights Policy [Policy Text Block]
Land use rights

Land use rights are stated at fair value less accumulated amortisation and accumulated impairment losses, if any.

Cost represents consideration paid for the rights to use the land on which various plants and buildings are situated for periods of the lease. Amortisation of land use rights is calculated on a straight-line basis over the periods of the lease.

Prepaid Lease Payments and Lease Financing, Policy [Policy Text Block]
Prepaid lease payments

Upfront payments made to acquire land held under an operating lease are stated at costs less accumulated amortization and any accumulated impairment losses. The determination if an arrangement is or contains a lease and the lease is an operating lease is detailed as below. Amortization is calculated on a straight line basis over the term of the lease/right of use except where an alternative basis is more representative of the time pattern of benefits to be derived by the Company from use of the land.

Lease, Policy [Policy Text Block]	Leases Lease payments for operating leases, where substantially all of the risks and benefits remain with the lessor, are charged as expenses on a straight-line basis over the life of the lease term.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets

The Company periodically evaluates the carrying value of long-lived assets to be held and used when events and circumstances warrant such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets to be disposed of are determined in a similar manner, except that fair market values are reduced for the cost to dispose.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]	Intangible asset Intangible asset consist of acquired golf club membership. Intangible asset with an indefinite useful life is not amortized.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair value of financial instruments

The Company has no financial instruments that are measured at fair value.

The carrying amounts of cash and cash equivalents, short term bank deposits, accounts receivable and accounts payable, approximate their fair value due to the short-term maturities of such instruments.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

Sales of goods are recognized when goods are shipped, title of goods sold has passed to the purchaser, the price is fixed or determinable as stated on the sales contract, and its collectability is reasonably assured. Customers do not have a general right of return on products shipped. The Company permits the return of damaged or defective products and accounts for these returns as deduction from sales. Products returns to the Company were insignificant during past years.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income

The Company presents comprehensive income in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 220 “Comprehensive Income”. FASB ASC 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in the consolidated financial statements. The components of comprehensive income were the net income for the periods and the foreign currency translation adjustments.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and handling cost

Shipping and handling costs related to the delivery of finished goods are included in selling, general and administrative expenses. For the years ended December 31, 2013, 2014 and 2015, shipping and handling costs were HK$14,630, HK$11,033 and HK$11,320, respectively.

Debt, Policy [Policy Text Block]	Borrowing cost All other borrowing costs are expensed when incurred.

Income Tax, Policy [Policy Text Block]
Income taxes

The Company accounts for income taxes in accordance with FASB ASC 740 “Income taxes”, which requires an entity to recognize deferred tax assets and liabilities using the asset and liability method. Under this method, deferred income taxes are recognized for all temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the consolidated financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements, and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides accounting guidance on de-recognition, classification, interest or penalties, accounting in interim periods, disclosure and transition. Interest and penalties from tax assessments, if any, are included in income taxes in the consolidated statement of income.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Post-retirement and post-employment benefits

The Company contributes to a defined contribution retirement benefit plan under the Mandatory Provident Fund Schemes Ordinance for all of its Hong Kong employees who are eligible to participate in the Mandatory Provident Fund (“MPF”) Scheme. Contributions are made based on a percentage of the employees’ basic salaries.

The employees of the Company’s subsidiaries which operate in the PRC and Thailand are required to participate in a central pension schemes operated by the local municipal governments, respectively. PRC subsidiaries are required to contribute certain percentage of its payroll costs to the central pension scheme.

Contributions are recognized as an expense in consolidated statement of income as employees render services during the period. The Company's obligations under these plans are limited to the fixed percentage contributions payable.

Earnings Per Share, Policy [Policy Text Block]
Earning per share

Basic net income per share is computed by dividing net income available to ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share gives effect to all dilutive potential ordinary shares outstanding during the period. The weighted average number of ordinary shares outstanding is adjusted to include the number of additional ordinary shares that would have been outstanding if the dilutive potential ordinary shares had been issued. In computing the dilutive effect of potential ordinary shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of derivative securities.

Dividends Policy [Policy Text Block]	Dividends Dividends are recorded in the period in which they are approved by the Company’s Board of Directors.

Segment Reporting, Policy [Policy Text Block]
Operating segment

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The executive directors are the chief operating decision maker, responsible for allocating resources and assessing performance of the group’s various lines of geographical.

Commitments and Contingencies, Policy [Policy Text Block]
Contingencies

From time to time, the Company is subject to claims arising in the conduct of its business, including claims relating to product liability, employees, suppliers and public authorities. In determining whether liabilities should be recorded for pending litigation claims, an assessment of the claims is made and the likelihood that the Company will be able to defend itself successfully against such claims is evaluated. When it is believed probable that the Company will not prevail in a particular matter, an estimate is made of the amount of liability based, in part, on advice of legal counsel.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently issued accounting pronouncements

Revenue from Contracts with Customers: In May 2014, the FASB issued ASU 2014-9, “Revenue from Contracts with Customers”, (ASU 2014-09), which create a new Topic, Accounting Standards Codification Topic 606. The standard is principle based and provides a five-step model to determine when and how revenue is recognized. AUS 2014-09 requires entities to recognize revenue to depict the transfer of promised goods or services to customers in amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 requires entities to disclose both qualitative and quantitative information that enables users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers, including disclosure of significant judgements effecting the recognition of revenue. The accounting standard is effective for annual and interim periods beginning after December 15, 2016. Early adoption is not permitted. The Company is currently evaluating the impact of adopting this guidance.

Revenue from Contracts with Customers: In August 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which defines management’s responsibility to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures if there is substantial doubt about its ability to continue as a going concern. The pronouncement is effective for annual report beginnings ending after December 15, 2016 with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Consolidation: In February 2015, the FASB issued ASU 2015-02, Consolidation (“ASU 2015-02”). ASU 2015-02 is intended to improve targeted areas of consolidation guidance for legal entities such as limited partnerships, limited liability corporations and securitized structures. The new standard eliminates the previous deferral in Accounting Standards Codification (“ASC”) 810, which allowed reporting entities with interests in certain investment funds to follow previously issued consolidations guidance, and makes changes to both the variable interest model and the voting model. ASU 2015-02 is effective for annual periods beginning after December 15, 2015. The Company does not believe the adoption of this standard will have a material impact on its consolidated financial statements.

Inventories: In July 2015, the FASB issued ASU 2015-11, Simplifying the Measurement of Inventory to simplify the measurement of inventory using first-in, first out (FIFO) or average cost method. According to this ASU an entity should measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices less reasonably predictable costs of completion, disposal and transportation. This update is effective for public entities with reporting periods beginning after December 15, 2016. Early adoption is permitted. Management believes that the implementation of this update will not have any material impact on its financial statements and has not elected the early adoption.